UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-10521



Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31 Date of reporting period: 07/01/2007 --

06/30/2008 Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Corporate High Yield Fund V, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Corporate High Yield Fund V, Inc.



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10521
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Corporate High Yield Fund V, Inc.









================= BLACKROCK CORPORATE HIGH YIELD FUND V, INC. ==================


CYPRESS SEMICONDUCTOR CORP.

Ticker:       CY             Security ID:  232806109
Meeting Date: MAY 9, 2008    Meeting Type: Annual
Record Date:  MAR 11, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director T.J. Rodgers               For       For        Management
1.2   Elect Director W. Steve Albrecht          For       For        Management
1.3   Elect Director Eric A. Benhamou           For       For        Management
1.4   Elect Director Lloyd Carney               For       For        Management
1.5   Elect Director James R. Long              For       For        Management
1.6   Elect Director J. Daniel Mccranie         For       For        Management
1.7   Elect Director Evert Van De Ven           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management


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LORAL SPACE & COMMUNICATIONS INC.

Ticker:       LORL           Security ID:  543881106
Meeting Date: MAY 20, 2008   Meeting Type: Annual
Record Date:  APR 3, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael B. Targoff         For       For        Management
2     Ratify Auditors                           For       For        Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: JUL 17, 2007   Meeting Type: Annual
Record Date:  JUN 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert K. Lifton           For       Withhold   Management
1.2   Elect Director Howard Weingrow            For       Withhold   Management
1.3   Elect Director Jacob S. Weiss             For       Withhold   Management
1.4   Elect Director Amos Eiran                 For       For        Management
1.5   Elect Director Zeev Nahmoni               For       For        Management
1.6   Elect Director Jacob E. Goldman           For       For        Management
1.7   Elect Director Philip Weisser             For       For        Management
1.8   Elect Director Mitchell H. Freeman        For       For        Management
1.9   Elect Director Steve M. Barnett           For       For        Management
1.10  Elect Director Daniel A. Luchansky        For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: MAY 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management


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PTV INC.

Ticker:                      Security ID:  69367F108
Meeting Date: JUL 20, 2007   Meeting Type: Written Consent
Record Date:  JUN 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SALE PROPOSAL                             For       For        Management
2     LIQUIDATION PROPOSAL                      For       For        Management


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WESTERN FOREST PRODUCTS INC.

Ticker:       WEF            Security ID:  958211203
Meeting Date: MAY 8, 2008    Meeting Type: Annual/Special
Record Date:  APR 1, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James Arthurs              For       For        Management
1.2   Elect Director Lee Doney                  For       For        Management
1.3   Elect Director Dominic Gammiero           For       For        Management
1.4   Elect Director Robert J. Harding          For       For        Management
1.5   Elect Director Reynold Hert               For       For        Management
1.6   Elect Director John MacIntyre             For       For        Management
1.7   Elect Director Cyrus Madon                For       For        Management
1.8   Elect Director Pierre McNeil              For       For        Management
1.9   Elect Director John B. Newman             For       For        Management
2     Approve KPMG LLP as Auditors and          For       For        Management
      Authorize Board to Fix Their Remuneration
3     Amend Stock Option Plan                   For       For        Management
4     Amend Stock Option Plan                   For       Against    Management

========== END NPX REPORT